CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Revenues	$ 607,783	$ 66,613
Costs and Expenses
Costs of revenue	1,902,414	174,588
Research, development and manufacturing operations	4,140,319	1,165,193
Selling, general and administrative	3,297,982	1,029,720
Depreciation and amortization	57,314	151,658
Total Costs and Expenses	9,398,029	2,521,159
Loss from Operations	(8,790,246)	(2,454,546)
Other Income/(Expense)
Other income/(expense), net	(169,423)	3,002,170
Interest expense	(1,088,327)	(3,507,533)
Change in fair value of derivatives and loss on extinguishment of liabilities, net	4,047,993	4,577,353
Total Other Income/(Expense)	2,790,243	4,071,990
Net Income/(Loss)	$ (6,000,003)	$ 1,617,444
Net Income/(Loss) Per Share (Basic)	$ (1.54)	$ 1.15
Net Income/(Loss) Per Share (Diluted)	$ (1.54)	$ 0.32
Weighted Average Common Shares Outstanding (Basic)	3,894,015	1,410,347
Weighted Average Common Shares Outstanding (Diluted)	3,894,015	3,721,120
Product
Total Revenues	$ 607,783	$ 66,613